Contingencies and Commitments - Financial Guarantees (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Contingencies and Commitments
Performance bonds	$ 2,220,828	$ 2,150,307
Foreign office guarantees and standby letters of credit	285,035	279,362
Total	31,004,741	25,911,544
Financial guarantees
Contingencies and Commitments
Performance bonds	2,220,828	2,150,307
Foreign office guarantees and standby letters of credit	285,035	279,362
Total	2,505,863	2,429,669
Due within 1 year | Financial guarantees
Contingencies and Commitments
Performance bonds	1,608,314	1,583,497
Foreign office guarantees and standby letters of credit	218,532	239,823
Total	1,826,846	1,823,320
Due after 1 years but within 3 years | Financial guarantees
Contingencies and Commitments
Performance bonds	523,597	429,353
Foreign office guarantees and standby letters of credit	66,006	24,387
Total	589,603	453,740
Due after 3 years but within 5 years | Financial guarantees
Contingencies and Commitments
Performance bonds	80,623	108,315
Foreign office guarantees and standby letters of credit	280
Total	80,903	108,315
Due after 5 years | Financial guarantees
Contingencies and Commitments
Performance bonds	8,294	29,142
Foreign office guarantees and standby letters of credit	217	15,152
Total	$ 8,511	$ 44,294